Other assets - Seed Capital and Private Equity Investments (Details) - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Unfunded commitments	$ 0	$ 0
Other Assets
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	181	215
Unfunded commitments	55	41
Other Assets | Seed capital (a)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	59	54
Unfunded commitments	0	0
Other Assets | Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	89	74
Unfunded commitments	55	41
Other Assets | Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	33	87
Unfunded commitments	$ 0	$ 0
Other Assets | Minimum | Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period		1 day
Other Assets | Maximum | Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	95 days	95 days